Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Parenthetical) (Detail) - Gross [member] - Long-term insurance contracts [member] - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Contract liabilities	[1]	¥ 2,946	¥ 2,424
Morbidity Rates [member]
Disclosure of types of insurance contracts [line items]
Contract liabilities		3,877	1,718
Other than morbidity rates [member]
Disclosure of types of insurance contracts [line items]
Contract liabilities		¥ 931	¥ 706

[1]	For the year ended 31 December 2018, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB3,877 million. This change reflected the Group's most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates decreased insurance contract liabilities by RMB931 million. For the year ended 31 December 2017, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB1,718 million. This change reflected the Group's most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB706 million.